Revenues - Summary of Remaining Performance Obligations (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2024	27.00%	26.00%
Between one and two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2024	14.00%	13.00%
Between two and three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2024	9.00%	8.00%
Later than three year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2024	50.00%	53.00%